INVESTMENTS IN REAL ESTATE SECURITIES - Changes in Accretable Yields (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments In Real Estate Securities - Changes In Accretable Yields Details 6
Balance, beginning	$ 90,077
Additions	155,854	80,636
Accretion	(19,939)	(3,195)
Reclassifications from non-accretable difference	40,785	12,636
Disposals	(123,710)
Balance, ending	$ 143,067	$ 90,077